Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program includes a cybersecurity incident response plan.

We design and assess our program based on the best common practice for our industry, ISO 27001 standards and SOX requirements. This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use the ISO 27001 and SOX requirements  as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business.

Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Our cybersecurity risk management program includes:

•	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise information technology environment;

•	a team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;

•	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;

•	cybersecurity awareness training of our employees, incident response personnel, and senior management; and

•	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. For more information, see the section titled “Risk Factor— General Risk Factors— Our business and operations may suffer in the event of information technology system failures, cyberattacks or deficiencies in our cyber-security.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program includes a cybersecurity incident response plan.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. For more information, see the section titled “Risk Factor— General Risk Factors— Our business and operations may suffer in the event of information technology system failures, cyberattacks or deficiencies in our cyber-security.”
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Our Board considers cybersecurity risk as part of its risk oversight function. The Board oversees implementation of our cybersecurity risk management program by management and our external information technology service provider.

The Board receives periodic reports from management on our cybersecurity risks. In addition, management updates the Board, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

Board members receive presentations on cybersecurity topics from our Chief Operating Officer (COO), internal security staff or external experts as part of the Board’s continuing education on topics that impact public companies.

Our management team, including our COO and external Information Technologies services provider, are responsible for assessing and managing our material risks from cybersecurity threats. We have outsourced implementation and day-to-day function of our overall cybersecurity risk management program to our third-party information technology services provider. Our management team supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the information technology environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board considers cybersecurity risk as part of its risk oversight function. The Board oversees implementation of our cybersecurity risk management program by management and our external information technology service provider.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Board receives periodic reports from management on our cybersecurity risks. In addition, management updates the Board, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

Board members receive presentations on cybersecurity topics from our Chief Operating Officer (COO), internal security staff or external experts as part of the Board’s continuing education on topics that impact public companies.

Cybersecurity Risk Role of Management [Text Block]
Our management team, including our COO and external Information Technologies services provider, are responsible for assessing and managing our material risks from cybersecurity threats. We have outsourced implementation and day-to-day function of our overall cybersecurity risk management program to our third-party information technology services provider. Our management team supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the information technology environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management team, including our COO and external Information Technologies services provider, are responsible for assessing and managing our material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the information technology environment.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true